Investments in Associates and Joint Ventures - Investment of PLDT Capital in Beta - Additional Information (Detail) $ in Thousands, ₱ in Millions								1 Months Ended	12 Months Ended
	Jul. 29, 2022 PHP (₱)	May 17, 2022 USD ($)	May 14, 2021 USD ($) shares	May 19, 2017 USD ($)	Jul. 22, 2016 USD ($)	May 30, 2015	Feb. 05, 2013 USD ($)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2023 PHP (₱) shares	Dec. 31, 2022 PHP (₱) shares	Dec. 31, 2021 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Amount of equity interest acquired | ₱											₱ 50,308	₱ 51,546	₱ 53,364
Percentage of Economic Interest						70.00%
Consideration paid (received) | ₱	₱ 100							₱ 136
Ordinary shares [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued | shares											219,000,000	219,000,000
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of investment in associates							20.00%
Amount of equity interest acquired							$ 40,000
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares										$ 41,800
Consideration paid (received)			$ 680
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares		$ 1,200			$ 11,200
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of investment in associates			18.32%
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares									$ 57,100
Consideration paid (received)					$ 190,900
Net proceeds form sale of business				$ 330,000
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member] | Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Amount of equity interest acquired										$ 235,000
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member] | Ordinary shares [member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued | shares			554